MILL EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2014
MILL EQUIPMENT [Abstract]
Schedule of Mill Equipment	The following table summarizes the Company's equipment as of June 30, 2014.
Mill equipment	$1,976,615
Vehicles	155,317
Accumulated depreciation	(1,715,465)
Net	$416,467